Note 6 - Other (Income) Expense (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
	2019	2018

Gain on disposal of business	$(6,082)	$-
Other (income) expense	67	(254)
	$(6,015)	$(254)